PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Change in Projected Benefit Obligations, Plan Assets and Funded Status of All Significant Plans) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Deferred charges and other assets		$ 23,400	$ 22,500	$ 23,400
Defined Benefit Pension Plans
Defined Benefit Plan, Change in Benefit Obligations [Roll Forward]
Benefit obligations at beginning of year			31,851	30,280
Service cost			520	506	$ 463
Interest cost			886	883	846
Plan participants' contributions			19	14
Actuarial changes in assumptions and experience			(1,754)	1,804
Benefits paid			(1,476)	(1,440)
Plan amendments			17	14
Acquisition/divestiture/other			(45)	50
Effect of foreign exchange rates			(418)	932
Termination Benefits/curtailment cost/settlements			0	(1,192)
Benefit obligations at end of year		31,851	29,600	31,851	30,280
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			23,401	21,208
Actual return on plan assets			(742)	2,500
Employer contributions	$ 1,100		1,656	1,676
Plan participants' contributions			19	14
Benefits paid			(1,476)	(1,440)
Acquisition/divestitures/other			0	(15)
Effect of foreign exchange rates			(314)	646
Settlements			0	(1,188)
Fair value of plan assets at end of year		23,401	22,544	23,401	$ 21,208
Defined Benefit Plan, Funded (Unfunded) Status of Plan, Including Discontinued Operations		(8,450)	(7,056)	(8,450)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Deferred charges and other assets		548	491	548
Accrued and other current liabilities		(47)	(50)	(47)
Pension and other postretirement benefits - noncurrent		(8,679)	(7,227)	(8,679)
Net amount recognized		(8,450)	(7,056)	(8,450)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax [Abstract]
Net loss (gain)		10,899	10,841	10,899
Prior service credit		(265)	(224)	(265)
Pretax balance in AOCL at end of year		$ 10,634	10,617	$ 10,634
Defined Benefit Plan, Benefit Obligation, Divestiture			$ 37
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.17%	3.69%	3.17%	3.52%
Defined Benefit Pension Plans | Discontinued Operations [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status at end of year		$ (110)	$ (254)	$ (110)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Accrued and other current liabilities		(1)	(270)	(1)
Pension and other postretirement benefits - noncurrent		$ (271)	$ 0	$ (271)
Defined Benefit Pension Plans | UNITED STATES
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.66%	4.39%	3.66%
Defined Benefit Pension Plans | UNITED STATES | Nonqualified Plan
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax [Abstract]
Defined Benefit Plan, Benefit Obligation, Change In Control, Payment For Settlement		$ 1,170
Defined Benefit Pension Plans | CHINA
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Pension and other postretirement benefits - noncurrent		(69)		$ (69)
Defined Benefit Pension Plans | KOREA, REPUBLIC OF
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax [Abstract]
Defined Benefit Plan, Benefit Obligation, Divestiture				25
Defined Benefit Plan, Benefit Obligation, Plan Conversion, Payment For Settlement				22
Defined Benefit Plan, Plan Assets, Plan Conversion, Payment For Settlement				18
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligations [Roll Forward]
Benefit obligations at beginning of year			$ 1,567	1,835
Service cost			12	14	$ 13
Interest cost			45	54	52
Plan participants' contributions			0	0
Actuarial changes in assumptions and experience			(13)	(198)
Benefits paid			(123)	(151)
Plan amendments			0	0
Acquisition/divestiture/other			0	0
Effect of foreign exchange rates			(10)	13
Termination Benefits/curtailment cost/settlements			0	0
Benefit obligations at end of year		1,567	1,478	1,567	1,835
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			0	0
Actual return on plan assets			0	0
Employer contributions			0	0
Plan participants' contributions			0	0
Benefits paid			0	0
Acquisition/divestitures/other			0	0
Effect of foreign exchange rates			0	0
Settlements			0	0
Fair value of plan assets at end of year		0	0	0	$ 0
Defined Benefit Plan, Funded (Unfunded) Status of Plan, Including Discontinued Operations		(1,567)	(1,478)	(1,567)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Deferred charges and other assets		0	0	0
Accrued and other current liabilities		(125)	(131)	(125)
Pension and other postretirement benefits - noncurrent		(1,442)	(1,347)	(1,442)
Net amount recognized		(1,567)	(1,478)	(1,567)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax [Abstract]
Net loss (gain)		(326)	(315)	(326)
Prior service credit		0	0	0
Pretax balance in AOCL at end of year		(326)	(315)	(326)
Other Postretirement Benefits | Discontinued Operations [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status at end of year		0	0	0
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Accrued and other current liabilities		0	0	0
Pension and other postretirement benefits - noncurrent		$ 0	$ 0	$ 0
Other Postretirement Benefits | UNITED STATES
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.51%	4.24%	3.51%
Pension Plans With Plan Assets | UNITED STATES
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status at end of year		$ (5,363)	$ (4,066)	$ (5,363)
Pension Plans With Plan Assets | Non-US
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status at end of year		(2,257)	(2,041)	(2,257)
Other Postretirement Benefit Plans With Plan Assets | UNITED STATES
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status at end of year		0	0	0
Other Postretirement Benefit Plans With Plan Assets | Non-US
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status at end of year		0	0	0
Pension Plan, Excluding Plans with Plan Assets
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status at end of year		(720)	(695)	(720)
Other Postretirement Benefit Plans, Excluding Plans with Plan Assets
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status at end of year		$ (1,567)	$ (1,478)	$ (1,567)